OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

March 4, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Small- & Mid- Cap Value Fund

           of Oppenheimer Quest for Value Funds (the “Registrant”)

           Reg. No. 33-15489; File No. 811-5225

To the Securities and Exchange Commission:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2009.

Sincerely,

     /s/ Alice J. Stein

Alice J. Stein

     Vice President and Assistant Counsel

     212-323-4091

                                                                                                astein@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

          KPMG LLP
          Gloria LaFond

          Nancy S. Vann